Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total (loss) income before income taxes	$ (18,402,524)	$ (3,868,741)	$ 677,555
PRC [Member]
Total (loss) income before income taxes	(15,810,350)	(2,342,102)	2,371,708
Hong Kong [Member]
Total (loss) income before income taxes	(12,072)	(38,574)	(28,177)
BVI [Member]
Total (loss) income before income taxes	$ (2,580,102)	$ (1,488,065)	$ (1,665,976)